Accrued Expenses (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Summary of accrued expenses
Accrued interest and preferred dividends	$ 1,978,655	$ 864,607				$ 15,977
Accrued trade payables	4,477,412	2,442,478				724,430
Accrued compensation	777,060	857,379				250,895
Accounts payable and accrued expenses	$ 7,233,127	$ 4,164,464	$ 1,450,170	$ 853,687	$ 647,724	$ 991,302